FINANCIAL ASSETS AND LIABILITIES (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets And Liabilities
At the beginning of the year	$ 1	$ 1	$ 6
Impairment	20	55	1
Write off for utilization		(54)
Reversal of unused amounts			(1)
Foreign currency exchange difference	(1)	(1)	(5)
At the end of the year	$ 20	$ 1	$ 1